UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4707

Fidelity Advisor Series II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Income Fund
Class A
Class T
Class B
Class C
Institutional Class

March 31, 2011

1.799881.107

SI-QTLY-0511

Investments March 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 40.1%
		Principal Amount (000s) (d)	Value (000s)
Convertible Bonds - 1.4%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.3%
TRW Automotive, Inc. 3.5% 12/1/15 (f)		$ 11,836	$ 23,745
Hotels, Restaurants & Leisure - 0.0%
MGM Mirage, Inc. 4.25% 4/15/15 (f)		4,610	4,812
TOTAL CONSUMER DISCRETIONARY			28,557
ENERGY - 0.6%
Energy Equipment & Services - 0.0%
Cal Dive International, Inc. 3.25% 12/15/25		2,640	2,627
Oil, Gas & Consumable Fuels - 0.6%
Alpha Natural Resources, Inc. 2.375% 4/15/15		16,660	22,546
Chesapeake Energy Corp.:
2.5% 5/15/37		22,960	24,765
2.5% 5/15/37		4,310	4,595
			51,906
TOTAL ENERGY			54,533
HEALTH CARE - 0.2%
Health Care Equipment & Supplies - 0.2%
Kinetic Concepts, Inc. 3.25% 4/15/15 (f)		14,400	17,983
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
NII Holdings, Inc. 3.125% 6/15/12		29,220	29,366
TOTAL CONVERTIBLE BONDS			130,439
Nonconvertible Bonds - 38.7%
CONSUMER DISCRETIONARY - 4.7%
Auto Components - 0.5%
Affinia Group, Inc.:
9% 11/30/14		2,950	3,024
9% 11/30/14 (f)		2,190	2,250
10.75% 8/15/16 (f)		1,813	2,040
Cooper Standard Auto, Inc. 8.5% 5/1/18		1,775	1,904
Dana Holding Corp.:
6.5% 2/15/19		2,340	2,317
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Auto Components - continued
Dana Holding Corp.: - continued
6.75% 2/15/21		$ 1,560	$ 1,552
Exide Technologies 8.625% 2/1/18 (f)		2,135	2,279
Lear Corp.:
7.875% 3/15/18		1,380	1,501
8.125% 3/15/20		1,530	1,675
RSC Equipment Rental, Inc. 10% 7/15/17 (f)		2,610	2,962
Stoneridge, Inc. 9.5% 10/15/17 (f)		2,330	2,540
Tenneco, Inc.:
6.875% 12/15/20		6,205	6,360
7.75% 8/15/18		1,545	1,657
The Goodyear Tire & Rubber Co. 10.5% 5/15/16		4,795	5,406
Tower Automotive Holdings USA LLC / TA Holdings Finance, Inc. 10.625% 9/1/17 (f)		4,917	5,433
TRW Automotive, Inc.:
7% 3/15/14 (f)		335	365
7.25% 3/15/17 (f)		240	264
8.875% 12/1/17 (f)		1,550	1,736
			45,265
Automobiles - 0.1%
General Motors Corp.:
6.75% 5/1/28 (c)		10,670	2,988
7.125% 7/15/13 (c)		1,605	453
7.2% 1/15/49 (c)		4,015	1,205
7.4% 9/1/25 (c)		500	140
7.7% 4/15/16 (c)		7,804	2,205
8.25% 7/15/23 (c)		4,845	1,381
8.375% 7/15/33 (c)		7,015	2,087
			10,459
Distributors - 0.1%
Ferrellgas LP/Ferrellgas Finance Corp. 6.5% 5/1/21 (f)		4,470	4,369
Diversified Consumer Services - 0.0%
Mac-Gray Corp. 7.625% 8/15/15		680	694
Hotels, Restaurants & Leisure - 1.4%
CityCenter Holdings LLC/CityCenter Finance Corp.:
7.625% 1/15/16 (f)		5,455	5,632
11.5% 1/15/17 pay-in-kind (f)(k)		8,715	8,803
DineEquity, Inc. 9.5% 10/30/18 (f)		2,410	2,615
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Dunkin Finance Corp. 9.625% 12/1/18 (f)		$ 1,804	$ 1,840
GWR Operating Partnership LLP/Great Wolf Finance Corp. 10.875% 4/1/17		4,365	4,725
Harrah's Operating Co., Inc. 11.25% 6/1/17		5,650	6,399
Landry's Restaurants, Inc.:
11.625% 12/1/15		1,385	1,489
11.625% 12/1/15 (f)		1,000	1,075
MCE Finance Ltd. 10.25% 5/15/18		7,675	8,788
MGM Mirage, Inc.:
5.875% 2/27/14		3,890	3,734
6.625% 7/15/15		4,759	4,521
6.75% 4/1/13		3,430	3,452
6.875% 4/1/16		2,210	2,044
7.5% 6/1/16		1,695	1,598
7.625% 1/15/17		2,790	2,651
10.375% 5/15/14		1,535	1,758
11.125% 11/15/17		17,530	20,116
MGM Resorts International:
9% 3/15/20		3,485	3,834
10% 11/1/16 (f)		5,530	5,834
Mohegan Tribal Gaming Authority 6.875% 2/15/15		2,333	1,715
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 8.25% 12/15/17 (f)		2,745	2,937
NCL Corp. Ltd. 9.5% 11/15/18 (f)		1,450	1,530
Palace Entertainment Holdings LLC/Corp. 8.875% 4/15/17 (f)		1,135	1,161
Roadhouse Financing, Inc. 10.75% 10/15/17 (f)		5,275	5,697
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (f)		1,540	986
Station Casinos, Inc.:
6% 4/1/12 (c)		9,620	1
6.5% 2/1/14 (c)		11,643	29
6.625% 3/15/18 (c)		11,970	30
6.875% 3/1/16 (c)		12,803	32
7.75% 8/15/16 (c)		14,415	1
Town Sports International Holdings, Inc. 11% 2/1/14		3,328	3,378
Universal City Development Partners Ltd./UCDP Finance, Inc. 8.875% 11/15/15		3,030	3,299
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Virgin River Casino Corp./RBG LLC/B&BB, Inc.:
9% 1/15/12 (c)		$ 575	$ 282
12.75% 1/15/13 (c)		1,070	1
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 9/15/14 (f)		934	509
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 7.75% 8/15/20		18,025	19,174
			131,670
Household Durables - 0.3%
Controladora Mabe SA CV 7.875% 10/28/19 (f)		3,020	3,269
Jarden Corp. 6.125% 11/15/22		3,220	3,156
K. Hovnanian Enterprises, Inc.:
10.625% 10/15/16		6,165	6,612
11.875% 10/15/15		1,690	1,614
Reliance Intermediate Holdings LP 9.5% 12/15/19 (f)		6,915	7,589
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer SA:
7.125% 4/15/19 (f)		2,845	2,898
9% 4/15/19 (f)		3,260	3,358
Sealy Mattress Co. 10.875% 4/15/16 (f)		1,508	1,689
			30,185
Leisure Equipment & Products - 0.2%
Cedar Fair LP/Magnum Management Corp. 9.125% 8/1/18 (f)		7,710	8,365
Eastman Kodak Co. 10.625% 3/15/19 (f)		3,435	3,435
Easton-Bell Sports, Inc. 9.75% 12/1/16		1,505	1,686
			13,486
Media - 1.6%
Bresnan Broadband Holdings LLC 8% 12/15/18 (f)		2,255	2,373
Cequel Communications Holdings I LLC/Cequel Capital Corp. 8.625% 11/15/17 (f)		9,330	9,703
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. 13.5% 11/30/16		6,489	7,770
Checkout Holding Corp. 0% 11/15/15 (f)		3,310	2,160
Clear Channel Communications, Inc.:
4.9% 5/15/15		345	295
5.5% 12/15/16		1,890	1,375
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Communications, Inc.: - continued
6.875% 6/15/18		$ 1,275	$ 899
9% 3/1/21 (f)		5,225	5,225
10.75% 8/1/16		6,855	6,495
11% 8/1/16 pay-in-kind (k)		4,736	4,381
Clear Channel Worldwide Holdings, Inc.:
Series A, 9.25% 12/15/17		1,490	1,628
Series B, 9.25% 12/15/17		13,145	14,410
EchoStar Communications Corp. 7.125% 2/1/16		18,425	19,577
Globo Comunicacoes e Participacoes SA 6.25% (e)(f)(g)		12,615	13,246
Gray Television, Inc. 10.5% 6/29/15		1,985	2,099
Interpublic Group of Companies, Inc. 10% 7/15/17		2,530	3,017
Kabel BW Erste Beteiligungs GmbH 7.5% 3/15/19 (f)		1,250	1,278
Liberty Media Corp. 8.5% 7/15/29		6,535	6,404
Livent, Inc. yankee 9.375% 10/15/04 (c)		300	0
MDC Partners, Inc. 11% 11/1/16		845	946
MediMedia USA, Inc. 11.375% 11/15/14 (f)		850	757
Net Servicos de Comunicacao SA 7.5% 1/27/20		2,830	3,255
ONO Finance II PLC 10.875% 7/15/19 (f)		1,165	1,247
Rainbow National Services LLC:
8.75% 9/1/12 (f)		3,280	3,288
10.375% 9/1/14 (f)		9,075	9,393
Sinclair Television Group, Inc. 8.375% 10/15/18 (f)		3,550	3,754
TL Acquisitions, Inc. 10.5% 1/15/15 (f)		6,120	6,242
Univision Communications, Inc. 12% 7/1/14 (f)		16,875	18,183
Videotron Ltd. 6.875% 1/15/14		550	558
			149,958
Specialty Retail - 0.3%
Asbury Automotive Group, Inc. 8.375% 11/15/20 (f)		1,455	1,517
Claire's Escrow Corp. 8.875% 3/15/19 (f)		1,770	1,682
Michaels Stores, Inc. 7.75% 11/1/18 (f)		16,370	16,697
Sonic Automotive, Inc. 9% 3/15/18		9,150	9,699
			29,595
Textiles, Apparel & Luxury Goods - 0.2%
Hanesbrands, Inc. 6.375% 12/15/20		7,350	7,166
Levi Strauss & Co.:
7.625% 5/15/20		9,350	9,373
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Levi Strauss & Co.: - continued
8.875% 4/1/16		$ 1,650	$ 1,720
Polymer Group, Inc. 7.75% 2/1/19 (f)		1,575	1,630
			19,889
TOTAL CONSUMER DISCRETIONARY			435,570
CONSUMER STAPLES - 0.8%
Beverages - 0.1%
Cerveceria Nacional Dominicana C por A:
8% 3/27/14 (Reg. S)		780	809
16% 3/27/12		150	131
16% 3/27/12 (f)		5,372	4,679
			5,619
Food & Staples Retailing - 0.2%
BFF International Ltd. 7.25% 1/28/20 (f)		1,830	1,986
Bi-Lo LLC/Bi-Lo Finance Corp. 9.25% 2/15/19 (f)		4,655	4,830
Rite Aid Corp.:
8% 8/15/20		7,350	7,773
9.5% 6/15/17		1,085	958
9.75% 6/12/16		3,670	4,074
10.25% 10/15/19		1,835	2,005
			21,626
Food Products - 0.4%
Bumble Bee Acquisition Corp. 9% 12/15/17 (f)		3,750	3,914
Darling International, Inc. 8.5% 12/15/18 (f)		1,130	1,236
Dean Foods Co. 9.75% 12/15/18 (f)		7,250	7,468
Gruma SAB de CV 7.75% (g)		2,918	2,918
Harbinger Group, Inc. 10.625% 11/15/15 (f)		2,645	2,724
Hines Nurseries, Inc. 10.25% 10/1/11 (c)		370	4
JBS USA LLC/JBS USA Finance, Inc. 11.625% 5/1/14		5,200	6,045
Michael Foods Group, Inc. 9.75% 7/15/18 (f)		1,885	2,059
Smithfield Foods, Inc. 10% 7/15/14		5,540	6,551
			32,919
Personal Products - 0.1%
Elizabeth Arden, Inc. 7.375% 3/15/21		1,560	1,636
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
CONSUMER STAPLES - continued
Personal Products - continued
NBTY, Inc. 9% 10/1/18 (f)		$ 5,005	$ 5,418
Revlon Consumer Products Corp. 9.75% 11/15/15		3,875	4,166
			11,220
TOTAL CONSUMER STAPLES			71,384
ENERGY - 5.8%
Energy Equipment & Services - 0.2%
Complete Production Services, Inc. 8% 12/15/16		2,530	2,669
Frac Tech Services LLLC/Frac Tech Finance, Inc. 7.125% 11/15/18 (f)		2,210	2,276
Helix Energy Solutions Group, Inc. 9.5% 1/15/16 (f)		3,970	4,159
Pioneer Drilling Co. 9.875% 3/15/18		3,410	3,657
Pride International, Inc. 6.875% 8/15/20		3,150	3,571
Trinidad Drilling Ltd. 7.875% 1/15/19 (f)		1,615	1,704
			18,036
Oil, Gas & Consumable Fuels - 5.6%
Adaro Indonesia PT 7.625% 10/22/19 (f)		4,515	4,989
Arch Coal, Inc. 7.25% 10/1/20		1,670	1,789
Atlas Pipeline Partners LP 8.125% 12/15/15		9,415	9,797
ATP Oil & Gas Corp. 11.875% 5/1/15		32,370	33,989
Berry Petroleum Co.:
8.25% 11/1/16		2,930	3,091
10.25% 6/1/14		2,220	2,581
Carrizo Oil & Gas, Inc. 8.625% 10/15/18 (f)		3,470	3,678
Chaparral Energy, Inc. 9.875% 10/1/20 (f)		1,845	2,053
Chesapeake Energy Corp.:
6.5% 8/15/17		21,550	23,274
6.875% 11/15/20		12,030	12,992
7.25% 12/15/18		1,970	2,197
9.5% 2/15/15		5,630	6,981
Clayton Williams Energy, Inc. 7.75% 4/1/19 (f)		5,160	5,166
Concho Resources, Inc. 7% 1/15/21		2,855	3,012
Connacher Oil and Gas Ltd. 10.25% 12/15/15 (f)		4,560	4,834
CONSOL Energy, Inc.:
8% 4/1/17		6,470	7,101
8.25% 4/1/20		6,645	7,359
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Continental Resources, Inc.:
7.125% 4/1/21		$ 2,540	$ 2,692
8.25% 10/1/19		885	965
Crestwood Midstream Partners LP / Finance Corp. 7.75% 4/1/19 (f)		2,235	2,252
Crosstex Energy/Crosstex Energy Finance Corp. 8.875% 2/15/18		4,920	5,378
Denbury Resources, Inc.:
8.25% 2/15/20		3,877	4,333
9.75% 3/1/16		1,660	1,872
Drummond Co., Inc.:
7.375% 2/15/16		8,180	8,425
9% 10/15/14 (f)		8,730	9,254
DTEK Finance BV 9.5% 4/28/15 (f)		3,235	3,425
Energy Partners Ltd. 8.25% 2/15/18 (f)		6,600	6,567
Energy Transfer Equity LP 7.5% 10/15/20		10,210	11,103
Energy XXI Gulf Coast, Inc. 9.25% 12/15/17 (f)		12,735	13,626
EXCO Resources, Inc. 7.5% 9/15/18		8,000	8,120
Forest Oil Corp. 8% 12/15/11		480	498
Goodrich Petroleum Corp. 8.875% 3/15/19 (f)		3,485	3,476
International Coal Group, Inc. 9.125% 4/1/18		3,690	4,188
KazMunaiGaz Finance Sub BV:
6.375% 4/9/21 (f)		3,335	3,452
7% 5/5/20 (f)		3,100	3,340
8.375% 7/2/13 (f)		3,355	3,716
9.125% 7/2/18 (f)		3,975	4,805
11.75% 1/23/15 (f)		4,880	6,094
LINN Energy LLC:
7.75% 2/1/21 (f)		19,190	20,437
8.625% 4/15/20 (f)		14,410	15,995
Markwest Energy Partners LP/Markwest Energy Finance Corp. 6.75% 11/1/20		1,880	1,927
Naftogaz of Ukraine NJSC 9.5% 9/30/14		2,830	3,109
Newfield Exploration Co. 6.875% 2/1/20		12,875	13,519
Northern Tier Energy LLC/Northern Tier Finance Corp. 10.5% 12/1/17 (f)		4,575	5,181
Pacific Rubiales Energy Corp. 8.75% 11/10/16		4,200	4,788
Pan American Energy LLC 7.875% 5/7/21 (f)		2,045	2,198
Peabody Energy Corp. 7.875% 11/1/26		5,640	6,352
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Pemex Project Funding Master Trust 6.625% 6/15/35		$ 4,245	$ 4,273
Petrobras International Finance Co. Ltd.:
6.875% 1/20/40		3,175	3,302
8.375% 12/10/18		1,635	1,971
Petrohawk Energy Corp. 7.875% 6/1/15		22,900	24,274
Petroleos de Venezuela SA:
4.9% 10/28/14		9,830	7,225
5.25% 4/12/17		10,385	6,283
5.375% 4/12/27		38,960	18,311
5.5% 4/12/37		7,820	3,578
8% 11/17/13 (f)		2,530	2,347
12.75% 2/17/22 (f)		18,475	14,558
Petroleos Mexicanos:
5.5% 1/21/21		3,200	3,251
6% 3/5/20		2,990	3,169
6.625% (f)(g)		9,175	9,106
8% 5/3/19		2,695	3,234
Petroleum Co. of Trinidad & Tobago Ltd. (Reg. S) 6% 5/8/22		3,886	3,944
Petroleum Development Corp. 12% 2/15/18		4,390	4,977
Pioneer Natural Resources Co. 7.5% 1/15/20		8,285	9,300
Plains Exploration & Production Co. 10% 3/1/16		10,150	11,406
Quicksilver Resources, Inc. 11.75% 1/1/16		5,045	5,877
Regency Energy Partners LP/Regency Energy Finance Corp. 6.875% 12/1/18		6,445	6,816
Rosetta Resources, Inc. 9.5% 4/15/18		3,565	3,975
Southern Star Central Corp. 6.75% 3/1/16		1,560	1,583
Southwestern Energy Co. 7.5% 2/1/18		2,460	2,792
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.875% 2/1/21 (f)		2,785	2,757
11.25% 7/15/17		4,265	4,947
Teekay Corp. 8.5% 1/15/20		3,695	4,004
Tennessee Gas Pipeline Co.:
7% 10/15/28		550	611
7.5% 4/1/17		7,600	9,022
7.625% 4/1/37		1,035	1,221
8.375% 6/15/32		1,155	1,429
TNK-BP Finance SA 7.5% 7/18/16		3,490	3,913
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Venoco, Inc.:
8.875% 2/15/19 (f)		$ 7,095	$ 7,077
11.5% 10/1/17		5,185	5,742
W&T Offshore, Inc. 8.25% 6/15/14 (f)		5,300	5,486
YPF SA 10% 11/2/28		2,925	3,400
			521,131
TOTAL ENERGY			539,167
FINANCIALS - 8.1%
Capital Markets - 0.2%
Equinox Holdings, Inc. 9.5% 2/1/16 (f)		5,755	6,194
HSBC Bank PLC 5.75% 6/27/17 (e)	GBP	1,130	1,857
Penson Worldwide, Inc. 12.5% 5/15/17 (f)		3,580	3,705
UBS Warrant Programme 2.375% 1/21/13	EUR	2,700	3,811
			15,567
Commercial Banks - 2.6%
African Export-Import Bank 8.75% 11/13/14		4,270	4,761
Akbank T. A. S. 5.125% 7/22/15 (f)		3,445	3,462
Banco Bilbao Vizcaya Argentaria SA 3.5% 7/26/13	EUR	4,100	5,798
Banco Bradesco SA 5.9% 1/16/21 (f)		2,270	2,253
Banco Cruzeiro do Sul SA 8.25% 1/20/16 (f)		2,045	2,016
Banco de Credito del Peru:
4.75% 3/16/16 (f)		3,450	3,424
5.375% 9/16/20 (f)		2,055	1,950
Banco do Nordeste do Brasil SA 3.625% 11/9/15 (f)		1,965	1,923
Banco Industrial e Comercial SA 8.5% 4/27/20 (Reg. S)		810	838
Banco Nacional de Desenvolvimento Economico e Social 5.5% 7/12/20 (f)		3,430	3,499
Banco Santander SA 4.375% 3/16/15	EUR	2,100	2,960
Banco Votorantim SA 5.25% 2/11/16 (f)		2,045	2,106
BanColombia SA:
4.25% 1/12/16 (f)		2,020	1,995
6.125% 7/26/20		2,000	2,015
Bbva Bancomer SA 4.5% 3/10/16 (f)		2,165	2,170
BBVA Paraguay SA 9.75% 2/11/16 (f)		4,080	4,447
CIT Group, Inc.:
7% 5/1/13		973	992
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Commercial Banks - continued
CIT Group, Inc.: - continued
7% 5/1/14		$ 2,780	$ 2,822
7% 5/1/15		2,780	2,794
7% 5/1/16		22,814	22,814
7% 5/1/17		47,243	47,243
Commonwealth Bank of Australia 4.25% 4/6/18	EUR	6,400	9,034
Development Bank of Kazakhstan JSC 5.5% 12/20/15 (f)		2,040	2,127
Development Bank of Philippines 8.375% (g)(k)		6,440	7,084
DnB NOR Bank ASA 4.375% 2/24/21	EUR	4,100	5,673
European Investment Bank 4.125% 12/7/17	GBP	9,300	15,390
EXIM of Ukraine 7.65% 9/7/11 (Issued by Credit Suisse International for EXIM of Ukraine)		20,925	21,213
Export-Import Bank of India 0.6913% 6/7/12 (k)	JPY	170,000	2,009
HSBK (Europe) BV:
7.25% 5/3/17 (f)		2,050	2,122
9.25% 10/16/13 (f)		8,170	9,007
Itau Unibanco Holding SA 5.75% 1/22/21 (f)		2,055	2,040
JSC Halyk Bank of Kazakhstan 7.25% 1/28/21 (f)		1,995	2,018
Kazkommerts International BV 8.5% 4/16/13 (f)		2,030	2,091
Korea Development Bank 4% 9/9/16		2,075	2,092
Nordea Bank Finland PLC 2.25% 11/16/15	EUR	5,250	7,103
RSHB Capital SA 9% 6/11/14 (f)		1,535	1,763
Societe Generale SCF 4.25% 2/3/23	EUR	4,200	5,907
Standard Bank PLC 8.75% 2/9/16 (Issued by Standard Bank PLC for PrivatBank) (k)		2,440	2,074
The State Export-Import Bank of Ukraine JSC 5.793% 2/9/16 (Issued by Credit Suisse First Boston International for The State Export-Import Bank of Ukraine JSC) (e)		5,375	4,864
Trade & Development Bank of Mong LLC 8.5% 10/25/13		1,965	2,019
Turkiye Is Bankasi AS 5.1% 2/1/16 (f)		3,520	3,524
US Bank NA 4.375% 2/28/17 (k)	EUR	1,600	2,237
Vimpel Communications 8.25% 5/23/16 (Reg. S) (Issued by UBS Luxembourg SA for Vimpel Communications)		2,935	3,247
Wells Fargo & Co. 7.98% (g)(k)		2,035	2,218
			239,138
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Consumer Finance - 2.2%
Ally Financial, Inc.:
3.512% 2/11/14 (k)		$ 17,500	$ 17,500
7.5% 9/15/20 (f)		19,185	20,369
8% 3/15/20		25,720	28,035
Ford Motor Credit Co. LLC:
6.625% 8/15/17		9,820	10,458
12% 5/15/15		12,770	16,090
General Motors Acceptance Corp.:
6.75% 12/1/14		11,870	12,493
8% 11/1/31		7,330	8,139
GMAC LLC:
6% 4/1/11		1,435	1,466
6.75% 12/1/14		4,285	4,499
8% 11/1/31		81,013	88,304
			207,353
Diversified Financial Services - 2.7%
Aquarius Investments Luxemburg 8.25% 2/18/16 (Reg. S)		3,350	3,451
Bank of America Corp.:
8% (g)(k)		5,365	5,754
8.125% (g)(k)		7,380	7,915
Bank of Georgia JSC 9% 2/8/12 (Issued by BG Finance BV for Bank of Georgia JSC)		2,060	2,112
BP Capital Markets PLC 3.83% 10/6/17	EUR	5,500	7,693
Broadgate PLC 1.5575% 10/5/25 (k)	GBP	505	729
CCO Holdings LLC/CCO Holdings Capital Corp.:
7.875% 4/30/18		2,920	3,110
8.125% 4/30/20		6,955	7,581
CDW LLC/CDW Finance Corp. 8% 12/15/18 (f)		5,405	5,770
City of Buenos Aires 12.5% 4/6/15 (f)		10,265	11,292
CM-CIC Covered Bonds 4.375% 3/17/21	EUR	1,600	2,267
Dignity Finance PLC:
6.31% 12/31/23 (Reg. S)	GBP	231	411
8.151% 12/31/30	GBP	475	937
European Community:
3.25% 4/4/18	EUR	15,400	21,521
3.375% 5/10/19	EUR	7,900	11,016
Fibria Overseas Finance Ltd. 6.75% 3/3/21 (f)		2,050	2,130
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Diversified Financial Services - continued
FireKeepers Development Authority 13.875% 5/1/15 (f)		$ 1,600	$ 1,896
Greene King Finance PLC Series A1, 1.1856% 6/15/31 (k)	GBP	1,000	1,251
Hilcorp Energy I LP/Hilcorp Finance Co. 7.625% 4/15/21 (f)		4,195	4,394
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
7.75% 1/15/16		22,045	22,651
8% 1/15/18		28,817	29,609
Imperial Tobacco Finance 7.75% 6/24/19	GBP	1,200	2,242
Landrys Holdings, Inc. 11.5% 6/1/14 (f)		3,230	3,198
LBI Escrow Corp. 8% 11/1/17 (f)		6,515	7,167
Myriad International Holding BV 6.375% 7/28/17 (f)		3,345	3,537
NCO Group, Inc. 11.875% 11/15/14		2,185	1,890
Offshore Group Investment Ltd. 11.5% 8/1/15		8,495	9,408
Rearden G Holdings Eins GmbH 7.875% 3/30/20 (f)		3,140	3,415
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
6.875% 2/15/21 (f)		3,855	3,879
8.25% 2/15/21 (f)		10,850	10,742
SB Capital SA 5.4% 3/24/17 (Reg. S)		2,120	2,162
T2 Capital Finance Co. SA 6.95% 2/6/17 (Reg. S) (e)		2,275	2,326
TMK Capital SA:
7.75% 1/27/18		2,050	2,084
10% 7/29/11		4,700	4,803
Trans Union LLC/Trans Union Financing Corp. 11.375% 6/15/18 (f)		4,285	4,917
UPC Germany GmbH 8.125% 12/1/17 (f)		7,210	7,607
Vnesheconombank Via VEB Finance Ltd. 6.8% 11/22/25 (f)		2,365	2,398
WaMu Covered Bond Program 3.875% 9/27/11	EUR	1,090	1,555
Wind Acquisition Holdings Finance SA 12.25% 7/15/17 pay-in-kind (f)(k)		16,179	19,077
Zhaikmunai Finance BV 10.5% 10/19/15 (f)		4,970	5,268
			251,165
Insurance - 0.0%
CNO Financial Group, Inc. 9% 1/15/18 (f)		2,935	3,111
USI Holdings Corp. 4.188% 11/15/14 (f)(k)		920	895
			4,006
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - 0.1%
Omega Healthcare Investors, Inc.:
6.75% 10/15/22 (f)		$ 8,390	$ 8,600
7.5% 2/15/20		4,860	5,212
			13,812
Real Estate Management & Development - 0.3%
CB Richard Ellis Services, Inc.:
6.625% 10/15/20		5,565	5,732
11.625% 6/15/17		6,420	7,576
Realogy Corp.:
7.875% 2/15/19 (f)		5,470	5,463
11.5% 4/15/17 (f)		2,315	2,413
12% 4/15/17 (f)		2,748	2,858
Toys 'R' Us Property Co. II LLC 8.5% 12/1/17		845	904
			24,946
TOTAL FINANCIALS			755,987
HEALTH CARE - 2.5%
Health Care Equipment & Supplies - 0.0%
Aviv Healthcare Properties LP 7.75% 2/15/19 (f)		905	943
Health Care Providers & Services - 1.8%
Apria Healthcare Group, Inc. 11.25% 11/1/14		7,720	8,318
CRC Health Group, Inc. 10.75% 2/1/16		1,880	1,908
DaVita, Inc.:
6.375% 11/1/18		4,475	4,514
6.625% 11/1/20		3,875	3,923
Gentiva Health Services, Inc. 11.5% 9/1/18		5,710	6,452
HCA Holdings, Inc. 7.75% 5/15/21 (f)		30,445	31,739
HCA, Inc.:
5.75% 3/15/14		3,377	3,428
6.25% 2/15/13		1,755	1,821
6.375% 1/15/15		1,125	1,150
6.5% 2/15/16		4,220	4,283
6.75% 7/15/13		1,750	1,840
7.25% 9/15/20		23,835	25,384
9.125% 11/15/14		7,020	7,371
9.25% 11/15/16		17,055	18,334
HealthSouth Corp. 8.125% 2/15/20		7,395	8,005
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
HEALTH CARE - continued
Health Care Providers & Services - continued
InVentiv Health, Inc. 10% 8/15/18 (f)		$ 905	$ 950
LifePoint Hospitals, Inc. 6.625% 10/1/20 (f)		4,045	4,166
Quintiles Transnational Holdings, Inc. 9.5% 12/30/14 (f)		4,910	5,045
ResCare, Inc. 10.75% 1/15/19 (f)		2,735	2,974
Rotech Healthcare, Inc.:
10.5% 3/15/18 (f)		2,475	2,456
10.75% 10/15/15		4,075	4,452
Sabra Health Care LP/Sabra Capital Corp. 8.125% 11/1/18		1,200	1,263
Skilled Healthcare Group, Inc. 11% 1/15/14		3,652	3,752
UHS Escrow Corp. 7% 10/1/18 (f)		1,020	1,053
United Surgical Partners International, Inc. 8.875% 5/1/17		895	935
Vanguard Health Holding Co. II LLC/Vanguard Health Holding Co. II, Inc. 7.75% 2/1/19 (f)		4,295	4,365
Vanguard Health Systems, Inc. 0% 2/1/16 (f)		7,085	4,517
			164,398
Health Care Technology - 0.0%
ConvaTec Healthcare ESA 10.5% 12/15/18 (f)		4,860	5,115
Pharmaceuticals - 0.7%
Elan Finance PLC/Elan Finance Corp. 8.75% 10/15/16		5,775	6,107
Giant Funding Corp. 8.25% 2/1/18 (f)		4,920	5,049
Leiner Health Products, Inc. 11% 6/1/12 (c)		1,885	94
Mylan, Inc.:
6% 11/15/18 (f)		10,955	10,996
7.625% 7/15/17 (f)		3,900	4,197
7.875% 7/15/20 (f)		7,040	7,656
Valeant Pharmaceuticals International:
6.75% 8/15/21 (f)		16,050	15,227
6.875% 12/1/18 (f)		15,705	15,391
7% 10/1/20 (f)		1,160	1,125
			65,842
TOTAL HEALTH CARE			236,298
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - 3.4%
Aerospace & Defense - 0.1%
ADS Tactical, Inc. 11% 4/1/18 (f)		$ 1,640	$ 1,681
Alion Science & Technology Corp.:
10.25% 2/1/15		800	648
12% 11/1/14 pay-in-kind		1,447	1,493
DigitalGlobe, Inc. 10.5% 5/1/14		2,915	3,301
GeoEye, Inc. 9.625% 10/1/15		1,030	1,159
Hexcel Corp. 6.75% 2/1/15		766	783
Huntington Ingalls Industries, Inc.:
6.875% 3/15/18 (f)		1,675	1,740
7.125% 3/15/21 (f)		1,675	1,740
			12,545
Air Freight & Logistics - 0.0%
Air Medical Group Holdings, Inc. 9.25% 11/1/18 (f)		3,295	3,526
Airlines - 0.6%
Air Canada 9.25% 8/1/15 (f)		7,170	7,493
American Airlines, Inc. equipment trust certificate 13% 8/1/16		4,148	4,853
American Airlines, Inc. pass-thru trust certificates 10.375% 7/2/19		5,833	6,854
Continental Airlines, Inc. pass-thru trust certificates 6.903% 4/19/22		805	797
Continental Airlines, Inc. 7.25% 11/10/19		4,925	5,319
Delta Air Lines, Inc. 9.5% 9/15/14 (f)		1,374	1,460
Delta Air Lines, Inc. pass-thru trust certificates:
6.821% 8/10/22		8,748	9,032
8.021% 8/10/22		3,970	4,099
Northwest Airlines Corp. 10% 2/1/09 (a)		1,895	0
Northwest Airlines, Inc.:
7.875% 3/15/08 (a)		1,365	0
8.875% 6/1/06 (a)		1,355	0
Northwest Airlines, Inc. pass-thru trust certificates:
7.027% 11/1/19		2,184	2,249
8.028% 11/1/17		764	768
United Air Lines, Inc.:
9.875% 8/1/13 (f)		1,952	2,062
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc.: - continued
12% 11/1/13 (f)		$ 3,415	$ 3,697
United Air Lines, Inc. pass-thru trust certificates 9.75% 1/15/17		7,849	8,908
			57,591
Building Products - 0.1%
Nortek, Inc. 11% 12/1/13		11,672	12,343
Commercial Services & Supplies - 0.9%
ACCO Brands Corp. 10.625% 3/15/15		595	669
American Reprographics Co. 10.5% 12/15/16 (f)		4,570	4,867
Browning-Ferris Industries, Inc. 9.25% 5/1/21		680	877
Casella Waste Systems, Inc.:
7.75% 2/15/19 (f)		1,160	1,169
11% 7/15/14		1,510	1,710
Cenveo Corp. 10.5% 8/15/16 (f)		2,795	2,809
Covanta Holding Corp. 7.25% 12/1/20		4,940	5,169
EnergySolutions, Inc. / EnergySolutions LLC 10.75% 8/15/18 (f)		3,525	3,899
Garda World Security Corp. 9.75% 3/15/17 (f)		2,260	2,435
International Lease Finance Corp.:
6.75% 9/1/16 (f)		4,580	4,866
7.125% 9/1/18 (f)		9,160	9,824
8.25% 12/15/20		8,235	9,030
8.875% 9/15/15 (f)		7,985	8,744
9% 3/15/17 (f)		11,970	13,347
The Geo Group, Inc. 7.75% 10/15/17		2,845	3,030
United Rentals North America, Inc. 8.375% 9/15/20		6,995	7,310
			79,755
Construction & Engineering - 0.1%
Odebrecht Finance Ltd.:
6% 4/5/23 (f)		2,115	2,112
7% 4/21/20 (f)		1,830	1,995
			4,107
Electrical Equipment - 0.0%
General Cable Corp. 7.125% 4/1/17		680	701
Sensus Metering Systems, Inc. 8.625% 12/15/13		900	914
			1,615
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Industrial Conglomerates - 0.2%
Sequa Corp.:
11.75% 12/1/15 (f)		$ 11,050	$ 11,934
13.5% 12/1/15 pay-in-kind (f)		4,393	4,855
			16,789
Machinery - 0.3%
Accuride Corp. 9.5% 8/1/18		650	722
ArvinMeritor, Inc. 10.625% 3/15/18		2,115	2,385
Chart Industries, Inc. 9.125% 10/15/15		1,160	1,204
Cummins, Inc. 7.125% 3/1/28		1,870	2,072
Navistar International Corp. 8.25% 11/1/21		9,025	9,995
Terex Corp. 10.875% 6/1/16		5,025	5,854
			22,232
Marine - 0.3%
Navios Maritime Acquisition Corp./Navios Acquisition Finance US, Inc. 8.625% 11/1/17		2,585	2,679
Navios Maritime Holdings, Inc.:
8.125% 2/15/19 (f)		4,440	4,457
8.875% 11/1/17		10,830	11,696
SCF Capital Ltd. 5.375% 10/27/17 (f)		2,085	2,049
Ultrapetrol (Bahamas) Ltd. 9% 11/24/14		2,050	2,073
			22,954
Road & Rail - 0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
8.25% 1/15/19		10,035	10,461
9.625% 3/15/18		2,465	2,724
Georgian Railway Ltd. 9.875% 7/22/15		1,850	1,993
Hertz Corp. 6.75% 4/15/19 (f)		5,355	5,288
Kansas City Southern de Mexico, SA de CV:
6.625% 12/15/20 (f)		2,020	2,081
7.375% 6/1/14		1,670	1,737
12.5% 4/1/16		7,425	9,021
Swift Services Holdings, Inc. 10% 11/15/18 (f)		7,890	8,561
Western Express, Inc. 12.5% 4/15/15 (f)		5,935	5,705
			47,571
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Trading Companies & Distributors - 0.2%
Aircastle Ltd. 9.75% 8/1/18		$ 9,000	$ 9,968
VWR Funding, Inc. 10.25% 7/15/15 pay-in-kind (k)		10,578	11,187
			21,155
Transportation Infrastructure - 0.1%
Aeropuertos Argentina 2000 SA 10.75% 12/1/20 (f)		3,120	3,355
Trico Shipping AS 11.875% 11/1/14 (c)(f)		8,572	7,072
			10,427
TOTAL INDUSTRIALS			312,610
INFORMATION TECHNOLOGY - 1.6%
Communications Equipment - 0.5%
Avaya, Inc.:
9.75% 11/1/15		6,165	6,257
10.125% 11/1/15 pay-in-kind (k)		4,120	4,202
Brocade Communications Systems, Inc.:
6.625% 1/15/18		1,135	1,200
6.875% 1/15/20		2,095	2,263
CommScope, Inc. 8.25% 1/15/19 (f)		5,350	5,597
Hughes Network System LLC/HNS Finance Corp. 9.5% 4/15/14		6,290	6,494
Lucent Technologies, Inc.:
6.45% 3/15/29		20,050	17,243
6.5% 1/15/28		6,570	5,650
ViaSat, Inc. 8.875% 9/15/16		1,335	1,425
			50,331
Computers & Peripherals - 0.2%
CDW Escrow Corp. 8.5% 4/1/19 (i)		9,585	9,597
Seagate HDD Cayman 7.75% 12/15/18 (f)		9,070	9,365
			18,962
Electronic Equipment & Components - 0.1%
Atkore International, Inc. 9.875% 1/1/18 (f)		2,155	2,317
Reddy Ice Corp.:
11.25% 3/15/15		4,625	4,822
13.25% 11/1/15		3,266	2,858
			9,997
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
INFORMATION TECHNOLOGY - continued
Internet Software & Services - 0.1%
Equinix, Inc. 8.125% 3/1/18		$ 8,180	$ 8,875
IT Services - 0.3%
Ceridian Corp. 11.25% 11/15/15		4,145	4,311
Fidelity National Information Services, Inc.:
7.625% 7/15/17		2,935	3,177
7.875% 7/15/20		3,910	4,272
SunGard Data Systems, Inc. 7.375% 11/15/18 (f)		4,435	4,535
Telcordia Technologies, Inc. 11% 5/1/18 (f)		6,855	7,643
Unisys Corp.:
12.5% 1/15/16		3,030	3,401
12.75% 10/15/14 (f)		201	237
			27,576
Semiconductors & Semiconductor Equipment - 0.4%
Advanced Micro Devices, Inc.:
7.75% 8/1/20		1,640	1,689
8.125% 12/15/17		3,470	3,613
Amkor Technology, Inc. 7.375% 5/1/18		3,485	3,590
Freescale Semiconductor, Inc. 10.75% 8/1/20 (f)		3,485	3,912
NXP BV/NXP Funding LLC 9.75% 8/1/18 (f)		10,905	12,241
Spansion LLC 11.25% 1/15/16 (c)(f)		4,255	1,036
STATS ChipPAC Ltd. 7.5% 8/12/15 (f)		1,935	2,104
Viasystems, Inc. 12% 1/15/15 (f)		4,000	4,520
			32,705
Software - 0.0%
Open Solutions, Inc. 9.75% 2/1/15 (f)		870	609
TOTAL INFORMATION TECHNOLOGY			149,055
MATERIALS - 2.5%
Chemicals - 0.7%
Ashland, Inc. 9.125% 6/1/17		2,490	2,864
Braskem Finance Ltd. 7% 5/7/20 (f)		3,300	3,564
Ferro Corp. 7.875% 8/15/18		4,325	4,585
Georgia Gulf Corp. 9% 1/15/17 (f)		10,825	11,866
Ineos Finance PLC 9% 5/15/15 (f)		2,655	2,867
Inergy LP/Inergy Finance Corp. 6.875% 8/1/21 (f)		5,985	6,224
Nalco Co. 6.625% 1/15/19 (f)		6,310	6,491
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
NOVA Chemicals Corp.:
3.5678% 11/15/13 (k)		$ 1,690	$ 1,682
6.5% 1/15/12		5,775	5,934
OMNOVA Solutions, Inc. 7.875% 11/1/18 (f)		1,105	1,116
OXEA Finance & Cy SCA 9.5% 7/15/17 (f)		3,735	4,071
PolyOne Corp. 7.375% 9/15/20		1,845	1,942
Solutia, Inc.:
7.875% 3/15/20		2,180	2,376
8.75% 11/1/17		1,100	1,207
Sterling Chemicals, Inc. 10.25% 4/1/15		1,600	1,648
TPC Group LLC 8.25% 10/1/17 (f)		2,195	2,316
			60,753
Containers & Packaging - 0.4%
AEP Industries, Inc. 7.875% 3/15/13		640	639
Ardagh Packaging Finance PLC:
7.375% 10/15/17 (f)		1,190	1,264
9.125% 10/15/20 (f)		4,495	4,877
Berry Plastics Corp.:
8.25% 11/15/15		4,610	4,898
9.75% 1/15/21 (f)		5,485	5,416
Berry Plastics Holding Corp. 4.1845% 9/15/14 (k)		640	602
BWAY Parent Co., Inc. 10.875% 11/1/15 pay-in-kind (f)(k)		2,300	2,369
Crown Americas LLC/Crown Americas Capital Corp. III 6.25% 2/1/21 (f)		5,300	5,386
Crown Cork & Seal, Inc.:
7.375% 12/15/26		9,795	9,660
7.5% 12/15/96		3,685	2,948
			38,059
Metals & Mining - 1.0%
Aleris International, Inc.:
6% 6/1/20 (f)		33	33
9% 12/15/14 pay-in-kind (c)(k)		2,790	14
Alrosa Finance SA:
(Reg. S) 8.875% 11/17/14		1,775	2,021
7.75% 11/3/20 (f)		2,685	2,876
Aperam:
7.375% 4/1/16 (f)		1,195	1,220
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
MATERIALS - continued
Metals & Mining - continued
Aperam: - continued
7.75% 4/1/18 (f)		$ 980	$ 1,006
Boart Longyear Management Pty Ltd. 7% 4/1/21 (f)		2,155	2,209
CSN Islands XII Corp. 7% (Reg. S) (g)		4,865	4,775
Edgen Murray Corp. 12.25% 1/15/15		8,545	8,395
Evraz Group SA:
8.25% 11/10/15 (f)		1,970	2,209
8.875% 4/24/13 (f)		6,450	7,079
Ferrexpo Finance PLC 7.875% 4/7/16 (f)		3,250	3,250
FMG Resources (August 2006) Pty Ltd.:
6.375% 2/1/16 (f)		7,260	7,387
6.875% 2/1/18 (f)		7,260	7,559
7% 11/1/15 (f)		9,155	9,532
McJunkin Red Man Corp. 9.5% 12/15/16 (f)		8,725	8,834
Metinvest BV 10.25% 5/20/15 (f)		3,120	3,448
Midwest Vanadium Pty Ltd. 11.5% 2/15/18 (f)		4,370	4,506
Rain CII Carbon LLC/CII Carbon Corp. 8% 12/1/18 (f)		3,435	3,675
RathGibson, Inc. 11.25% 2/15/14 (c)		5,783	1
Severstal Columbus LLC 10.25% 2/15/18		7,005	7,723
Southern Copper Corp. 6.75% 4/16/40		4,625	4,676
Votorantim Cimentos SA 7.25% 4/5/41 (f)		2,030	2,018
			94,446
Paper & Forest Products - 0.4%
ABI Escrow Corp. 10.25% 10/15/18 (f)		18,850	20,829
Clearwater Paper Corp. 7.125% 11/1/18 (f)		1,225	1,277
Georgia-Pacific LLC 5.4% 11/1/20 (f)		6,505	6,431
Glatfelter 7.125% 5/1/16		550	568
NewPage Corp.:
6.5544% 5/1/12 (k)		1,770	1,102
11.375% 12/31/14		4,775	4,781
Solo Cup Co. 8.5% 2/15/14		2,140	1,910
			36,898
TOTAL MATERIALS			230,156
TELECOMMUNICATION SERVICES - 7.4%
Diversified Telecommunication Services - 4.6%
Alestra SA de RL de CV 11.75% 8/11/14		4,520	5,238
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Citizens Communications Co.:
7.125% 3/15/19		$ 2,730	$ 2,771
7.875% 1/15/27		4,895	4,662
9% 8/15/31		3,655	3,737
Clearwire Communications LLC/Clearwire Finance, Inc. 12% 12/1/15 (f)		12,857	13,901
Frontier Communications Corp.:
8.25% 4/15/17		7,925	8,559
8.5% 4/15/20		21,295	23,052
8.75% 4/15/22		13,695	14,859
Global Crossing Ltd. 12% 9/15/15		20,305	23,097
Indosat Palapa Co. BV 7.375% 7/29/20 (f)		2,010	2,206
Intelsat Bermuda Ltd.:
11.25% 2/4/17		21,541	23,480
11.5% 2/4/17 pay-in-kind (k)		29,540	31,922
Intelsat Ltd. 11.25% 6/15/16		27,785	29,660
Qwest Communications International, Inc. 7.125% 4/1/18		6,665	7,182
Sprint Capital Corp.:
6.875% 11/15/28		88,680	81,807
6.9% 5/1/19		15,450	15,952
8.75% 3/15/32		75,426	80,234
Telemar Norte Leste SA 5.5% 10/23/20 (f)		1,970	1,936
U.S. West Communications:
6.875% 9/15/33		2,535	2,538
7.25% 9/15/25		535	570
7.25% 10/15/35		1,455	1,477
7.5% 6/15/23		460	462
Wind Acquisition Finance SA:
7.25% 2/15/18 (f)		4,780	4,995
11.75% 7/15/17 (f)		34,975	40,396
			424,693
Wireless Telecommunication Services - 2.8%
Clearwire Escrow Corp. 12% 12/1/15 (f)		4,260	4,606
Digicel Group Ltd.:
8.25% 9/1/17 (f)		2,390	2,533
8.875% 1/15/15 (f)		23,300	24,232
9.125% 1/15/15 pay-in-kind (f)(k)		14,920	15,554
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Digicel Group Ltd.: - continued
10.5% 4/15/18 (f)		$ 30,980	$ 35,472
12% 4/1/14 (f)		9,725	11,330
Intelsat Jackson Holdings Ltd.:
8.5% 11/1/19 (f)		4,220	4,537
9.5% 6/15/16		19,260	20,319
11.5% 6/15/16		8,740	9,352
Intelsat Jackson Holdings SA:
7.25% 4/1/19 (i)		11,235	11,277
7.5% 4/1/21 (i)		17,325	17,433
MTS International Funding Ltd. 8.625% 6/22/20 (f)		4,255	4,861
NII Capital Corp.:
7.625% 4/1/21		8,790	8,966
10% 8/15/16		16,435	18,736
Orascom Telecom Finance SCA 7.875% 2/8/14 (f)		9,230	9,461
Pakistan Mobile Communications Ltd. 8.625% 11/13/13 (f)		11,684	11,333
Sprint Nextel Corp. 6% 12/1/16		19,623	19,697
Telemovil Finance Co. Ltd. 8% 10/1/17 (f)		5,375	5,577
Vimpel Communications 8.375% 4/30/13 (Issued by VIP Finance Ireland Ltd. for Vimpel Communications) (f)		6,320	6,881
VIP Finance Ireland Ltd.:
6.493% 2/2/16 (f)		4,005	4,145
7.748% 2/2/21 (f)		15,300	15,989
			262,291
TOTAL TELECOMMUNICATION SERVICES			686,984
UTILITIES - 1.9%
Electric Utilities - 0.5%
Aguila 3 SA 7.875% 1/31/18 (f)		2,890	2,962
Chivor SA E.S.P. 9.75% 12/30/14 (f)		2,355	2,749
Empresa Distribuidora y Comercializadora Norte SA 9.75% 10/25/22 (f)		1,935	2,003
Intergen NV 9% 6/30/17 (f)		17,825	19,206
Majapahit Holding BV:
7.75% 10/17/16 (Reg. S)		5,885	6,635
7.75% 1/20/20 (f)		3,370	3,791
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Electric Utilities - continued
Majapahit Holding BV: - continued
8% 8/7/19 (f)		$ 2,455	$ 2,786
National Power Corp. 6.875% 11/2/16 (f)		2,265	2,585
			42,717
Gas Utilities - 0.2%
Intergas Finance BV 6.375% 5/14/17 (Reg. S)		1,685	1,778
Southern Natural Gas Co.:
7.35% 2/15/31		6,645	7,532
8% 3/1/32		3,550	4,329
Star Gas Partners LP/Star Gas Finance Co. 8.875% 12/1/17		2,435	2,508
Transportadora de Gas del Sur SA 7.875% 5/14/17 (f)		4,795	4,723
			20,870
Independent Power Producers & Energy Traders - 1.2%
Calpine Corp. 7.875% 1/15/23 (f)		26,885	27,759
Energy Future Holdings Corp.:
10% 1/15/20		8,880	9,302
10.875% 11/1/17		15,253	12,774
12% 11/1/17 pay-in-kind (k)		13,658	10,649
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc. 10% 12/1/20		38,268	40,181
Power Sector Assets and Liabilities Management Corp.:
7.25% 5/27/19 (f)		2,795	3,193
7.39% 12/2/24 (f)		2,880	3,287
TXU Corp.:
5.55% 11/15/14		3,580	2,345
6.5% 11/15/24		530	248
6.55% 11/15/34		6,835	3,144
			112,882
Multi-Utilities - 0.0%
Aquila, Inc. 11.875% 7/1/12 (k)		1,615	1,801
Corporate Bonds - continued
		Principal Amount (000s) (d)	Value (000s)
Nonconvertible Bonds - continued
UTILITIES - continued
Water Utilities - 0.0%
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) 6.25% 12/16/20 (f)		$ 1,915	$ 1,968
TOTAL UTILITIES			180,238
TOTAL NONCONVERTIBLE BONDS			3,597,449
TOTAL CORPORATE BONDS (Cost $3,466,187)			3,727,888
U.S. Government and Government Agency Obligations - 22.7%

U.S. Government Agency Obligations - 2.5%
Fannie Mae:
0.375% 12/28/12		9,070	8,988
1.125% 7/30/12		2,151	2,167
1.25% 8/20/13		5,560	5,575
1.25% 2/27/14		2,397	2,388
Federal Home Loan Bank:
0.875% 8/22/12		4,890	4,908
0.875% 12/27/13		775	765
1% 3/27/13		14,010	14,041
1.875% 6/21/13		36,440	37,112
Freddie Mac:
0.375% 11/30/12		1,683	1,673
0.625% 12/28/12		81,380	81,185
1.375% 2/25/14		14,846	14,840
4.125% 12/21/12		4,080	4,313
4.5% 1/15/14		2,625	2,851
Israeli State (guaranteed by U.S. Government through Agency for International Development) 5.5% 9/18/23		13,820	15,477
Private Export Funding Corp. secured:
4.974% 8/15/13		1,515	1,650
5.685% 5/15/12		1,285	1,360
Small Business Administration guaranteed development participation certificates Series 2003-P10B, Class 1 5.136% 8/10/13		288	304
Tennessee Valley Authority:
3.875% 2/15/21		14,690	14,719
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency Obligations - continued
Tennessee Valley Authority: - continued
5.25% 9/15/39		$ 5,600	$ 5,871
5.375% 4/1/56		7,000	7,392
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS			227,579
U.S. Treasury Inflation Protected Obligations - 1.1%
U.S. Treasury Inflation-Indexed Bonds 2.125 2/15/41		13,452	14,241
U.S. Treasury Inflation-Indexed Notes 2.375% 4/15/11		90,086	90,382
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS			104,623
U.S. Treasury Obligations - 17.2%
U.S. Treasury Bonds:
3.5% 2/15/39		53,682	44,967
3.875% 8/15/40		41,394	37,015
4.25% 11/15/40		21,302	20,353
4.75% 2/15/41		61,334	63,711
5.25% 2/15/29		31,710	35,679
6.125% 8/15/29		9,487	11,765
6.25% 8/15/23		36,125	44,812
7.5% 11/15/16		2,850	3,606
7.5% 11/15/24		10,690	14,737
7.625% 2/15/25		11,000	15,345
7.875% 2/15/21		6,800	9,356
8% 11/15/21		11,000	15,343
8.125% 5/15/21		9,286	12,996
9.875% 11/15/15		11,595	15,620
U.S. Treasury Notes:
0.625% 2/28/13		7,100	7,078
1.25% 2/15/14		39,505	39,496
1.25% 3/15/14		157,619	157,415
1.25% 8/31/15		15,400	14,906
1.25% 10/31/15		24,400	23,510
1.375% 2/15/13		30,123	30,460
1.5% 12/31/13		4,313	4,350
1.75% 4/15/13		36,755	37,421
1.875% 4/30/14		22,983	23,358
1.875% 6/30/15		17,707	17,674
1.875% 8/31/17		7,700	7,292
1.875% 9/30/17		5,400	5,101
2.125% 5/31/15		20,082	20,277
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
2.125% 2/29/16		$ 135,093	$ 134,460
2.25% 3/31/16		15,000	14,995
2.375% 8/31/14		13,000	13,369
2.375% 9/30/14		8,471	8,707
2.375% 10/31/14		49,620	50,950
2.375% 7/31/17		20,000	19,575
2.5% 3/31/15		58,749	60,351
2.625% 7/31/14		66,965	69,487
2.625% 4/30/16		3,137	3,188
2.625% 8/15/20		1,850	1,733
2.625% 11/15/20		18,211	16,969
2.75% 11/30/16		10,000	10,127
2.75% 2/28/18		61,630	61,072
2.75% 2/15/19		23,501	22,928
2.875% 3/31/18		24,635	24,566
3% 9/30/16		37,355	38,420
3% 2/28/17		66,584	68,041
3.125% 10/31/16		20,033	20,704
3.125% 1/31/17		30,990	31,932
3.125% 5/15/19		16,237	16,213
3.375% 6/30/13		8,470	8,931
3.625% 8/15/19		5,731	5,916
3.625% 2/15/21		115,613	117,094
4.25% 11/15/17		28,890	31,452
4.5% 5/15/17		13,745	15,194
TOTAL U.S. TREASURY OBLIGATIONS			1,600,017
Other Government Related - 1.9%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (h)		3,013	3,068
3.125% 6/15/12 (FDIC Guaranteed) (h)		45	46
Citibank NA:
1.75% 12/28/12 (FDIC Guaranteed) (h)		15,000	15,255
1.875% 5/7/12 (FDIC Guaranteed) (h)		18,000	18,277
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (h)		29,000	29,531
1.875% 11/15/12 (FDIC Guaranteed) (h)		6,937	7,064
2% 3/30/12 (FDIC Guaranteed) (h)		10,000	10,141
2.125% 7/12/12 (FDIC Guaranteed) (h)		2,505	2,557
U.S. Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Other Government Related - continued
General Electric Capital Corp.:
2% 9/28/12 (FDIC Guaranteed) (h)		$ 19,526	$ 19,916
2.125% 12/21/12 (FDIC Guaranteed) (h)		15,000	15,345
2.625% 12/28/12 (FDIC Guaranteed) (h)		5,402	5,572
3% 12/9/11 (FDIC Guaranteed) (h)		3,120	3,178
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (h)		21,000	21,339
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (h)		45	46
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (h)		5,230	5,346
3.125% 12/1/11 (FDIC Guaranteed) (h)		520	530
National Credit Union Administration Guaranteed Notes:
Series 2010-A1 Class A, 0.609% 12/7/20 (NCUA Guaranteed) (k)		5,357	5,363
Series 2011-R1 Class 1A, 0.709% 1/8/20 (NCUA Guaranteed) (k)		7,956	7,966
Series 2011-R4 Class 1A, 0.7225% 3/6/20 (NCUA Guaranteed) (k)		5,530	5,530
TOTAL OTHER GOVERNMENT RELATED			176,070
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,098,272)			2,108,289
U.S. Government Agency - Mortgage Securities - 4.7%

Fannie Mae - 3.5%
2.136% 11/1/35 (k)		857	885
2.204% 9/1/33 (k)		806	832
2.277% 11/1/33 (k)		179	187
2.481% 10/1/35 (k)		115	119
2.534% 1/1/35 (k)		446	465
2.544% 7/1/35 (k)		395	414
2.547% 2/1/34 (k)		546	571
2.588% 3/1/33 (k)		232	243
2.59% 6/1/36 (k)		62	65
2.628% 11/1/36 (k)		70	74
2.642% 7/1/35 (k)		495	522
2.658% 2/1/37 (k)		897	940
2.706% 5/1/35 (k)		1,507	1,585
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Fannie Mae - continued
2.837% 9/1/36 (k)		$ 246	$ 258
2.882% 6/1/47 (k)		233	244
3.112% 8/1/35 (k)		1,156	1,227
3.473% 3/1/40 (k)		5,564	5,780
3.5% 12/1/25 to 11/1/40		13,577	12,815
3.658% 3/1/40 (k)		3,212	3,335
3.691% 5/1/40 (k)		2,996	3,109
3.698% 5/1/40 (k)		3,573	3,723
3.74% 1/1/40 (k)		2,919	3,049
3.773% 2/1/36 (k)		167	175
3.79% 6/1/40 (k)		3,211	3,356
3.851% 7/1/40 (k)		1,978	2,043
3.869% 4/1/40 (k)		3,667	3,807
3.972% 11/1/39 (k)		2,755	2,888
3.979% 1/1/40 (k)		3,410	3,536
3.985% 4/1/40 (k)		3,759	3,907
4% 9/1/13		228	234
4.003% 1/1/40 (k)		1,748	1,814
4.013% 2/1/40 (k)		3,540	3,669
4.103% 1/1/40 (k)		2,602	2,703
4.23% 9/1/39 (k)		2,434	2,565
4.5% 4/1/41 (i)(j)		71,000	72,141
5% 2/1/16 to 5/1/22		88	92
5.195% 4/1/36 (k)		775	813
5.5% 5/1/15 to 4/1/21		9,476	10,262
5.5% 4/1/41 (i)(j)		78,000	83,344
5.5% 4/1/41 (i)(j)		78,000	83,344
5.835% 5/1/36 (k)		152	158
5.963% 3/1/37 (k)		131	140
6% 6/1/16 to 10/1/16		163	176
6% 4/1/41 (i)		1,800	1,956
6.5% 12/1/12 to 5/1/27		714	784
7.5% 1/1/28		78	88
TOTAL FANNIE MAE			324,437
Freddie Mac - 0.7%
1.996% 3/1/35 (k)		258	265
2.075% 3/1/37 (k)		52	54
2.18% 5/1/37 (k)		151	156
2.256% 1/1/36 (k)		113	117
2.402% 6/1/33 (k)		473	493
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Freddie Mac - continued
2.489% 1/1/36 (k)		$ 398	$ 418
2.512% 12/1/33 (k)		992	1,040
2.514% 12/1/36 (k)		1,578	1,649
2.537% 10/1/35 (k)		520	543
2.54% 6/1/37 (k)		459	484
2.552% 5/1/37 (k)		1,481	1,557
2.556% 4/1/37 (k)		185	194
2.574% 5/1/37 (k)		906	948
2.615% 9/1/35 (k)		119	125
2.635% 7/1/35 (k)		508	530
2.682% 2/1/36 (k)		28	30
2.786% 1/1/35 (k)		1,287	1,353
2.863% 3/1/36 (k)		1,608	1,686
2.97% 10/1/36 (k)		614	642
3.021% 7/1/35 (k)		363	385
3.136% 5/1/37 (k)		131	138
3.329% 10/1/35 (k)		86	91
3.387% 1/1/37 (k)		484	507
3.679% 4/1/35 (k)		1,188	1,251
3.804% 4/1/40 (k)		3,040	3,148
3.92% 5/1/40 (k)		2,652	2,737
3.985% 3/1/40 (k)		3,110	3,237
4.021% 12/1/39 (k)		2,528	2,615
4.105% 12/1/39 (k)		1,647	1,708
4.5% 8/1/33		436	447
5.138% 4/1/35 (k)		57	61
5.5% 11/1/18 to 11/1/21		24,586	26,577
5.847% 6/1/37 (k)		57	60
5.942% 6/1/37 (k)		111	118
6.147% 7/1/36 (k)		200	210
6.316% 8/1/37 (k)		296	314
6.473% 2/1/37 (k)		116	121
6.5% 4/1/11 to 3/1/22		3,285	3,556
7.22% 4/1/37 (k)		9	9
8.5% 3/1/20		5	5
TOTAL FREDDIE MAC			59,579
Ginnie Mae - 0.5%
4% 9/15/25		1,036	1,080
4.751% 12/20/60 (o)		3,319	3,476
5.492% 4/20/60 (o)		9,013	9,683
U.S. Government Agency - Mortgage Securities - continued
		Principal Amount (000s) (d)	Value (000s)
Ginnie Mae - continued
5.5% 2/20/60 (o)		$ 19,527	$ 20,997
5.691% 10/20/59 (o)		13,519	14,590
7% 9/15/25 to 8/15/31		52	59
7.5% 2/15/22 to 8/15/28		91	103
8% 9/15/26 to 12/15/26		10	12
TOTAL GINNIE MAE			50,000
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $433,156)			434,016
Asset-Backed Securities - 0.1%

Amstel Corp. Loan Offering BV Series 2007-1 Class B, 1.461% 3/25/17 (k)	EUR	1,009	1,365
Auto ABS Compartiment Series 2006-1 Class B, 1.275% 7/25/17 (k)	EUR	500	687
Clock Finance BV Series 2007-1:
Class B2, 1.307% 2/25/15 (k)	EUR	700	942
Class C2, 1.487% 2/25/15 (k)	EUR	400	535
Geldilux Ltd. Series 2007-TS Class C, 1.497% 9/8/14 (k)	EUR	400	538
Leek Finance PLC:
Series 17X Class A2A, 0.9456% 12/21/37 (k)	GBP	172	260
Series 18X Class BC, 1.57% 9/21/38 (k)	EUR	600	741
Unique Public Finance Co. PLC Series A4, 5.659% 6/30/27	GBP	60	75
TOTAL ASSET-BACKED SECURITIES (Cost $5,191)			5,143
Collateralized Mortgage Obligations - 1.4%

Private Sponsor - 0.0%
Granite Mortgages PLC 1.1256% 3/20/44 (k)	GBP	243	372
U.S. Government Agency - 1.4%
Fannie Mae sequential payer Series 2007-113 Class DB, 4.5% 12/25/22		5,060	5,381
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2008-76 Class EF, 0.7495% 9/25/23 (k)		2,371	2,371
Series 2010-86 Class FE, 0.6995% 8/25/25 (k)		3,412	3,417
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2002-9 Class PC, 6% 3/25/17		$ 97	$ 105
Series 2003-113 Class PE, 4% 11/25/18		1,515	1,593
Series 2003-70 Class BJ, 5% 7/25/33		890	908
Series 2004-80 Class LD, 4% 1/25/19		1,980	2,057
Series 2004-81 Class KD, 4.5% 7/25/18		3,435	3,596
Series 2005-52 Class PB, 6.5% 12/25/34		1,149	1,234
sequential payer:
Series 2002-57 Class BD, 5.5% 9/25/17		332	359
Series 2004-95 Class AN, 5.5% 1/25/25		1,181	1,262
Series 2005-117, Class JN, 4.5% 1/25/36		808	812
Series 2006-72 Class CY, 6% 8/25/26		2,480	2,741
Series 2010-139 Class NI, 4.5% 2/25/40 (m)		5,783	1,132
Freddie Mac planned amortization class:
Series 2101 Class PD, 6% 11/15/28		193	212
Series 2115 Class PE, 6% 1/15/14		48	50
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2630 Class FL, 0.755% 6/15/18 (k)		93	94
Series 3346 Class FA, 0.485% 2/15/19 (k)		11,535	11,547
planned amortization class:
Series 2376 Class JE, 5.5% 11/15/16		368	395
Series 2381 Class OG, 5.5% 11/15/16		245	261
Series 2425 Class JH, 6% 3/15/17		459	497
Series 2628 Class OE, 4.5% 6/15/18		1,630	1,739
Series 2695 Class DG, 4% 10/15/18		3,865	4,071
Series 2831 Class PB, 5% 7/15/19		3,990	4,302
Series 2866 Class XE, 4% 12/15/18		5,780	6,020
Series 2996 Class MK, 5.5% 6/15/35		493	534
Series 3147 Class PF, 0.555% 4/15/36 (k)		4,937	4,912
sequential payer:
Series 2303 Class ZV, 6% 4/15/31		585	642
Series 2570 Class CU, 4.5% 7/15/17		77	79
Series 2572 Class HK, 4% 2/15/17		58	58
Series 2627:
Class BG, 3.25% 6/15/17		63	65
Class KP, 2.87% 12/15/16		38	38
Series 2668 Class AZ, 4% 9/15/18		3,373	3,503
Collateralized Mortgage Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2860 Class CP, 4% 10/15/17		$ 34	$ 34
Series 2887 Class EB, 4.5% 11/15/19		5,100	5,363
Series 2987 Class HE, 4.5% 6/15/20		4,420	4,675
Series 3372 Class BD, 4.5% 10/15/22		9,606	10,105
Series 2715 Class NG, 4.5% 12/15/18		2,155	2,310
Series 2863 Class DB, 4% 9/15/14		110	112
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2010-H17 Class FA, 0.591% 7/20/60 (k)(o)		5,640	5,584
Series 2010-H18 Class AF, 0.5606% 9/1/60 (k)(o)		5,786	5,711
Series 2010-H19 Class FG, 0.56% 8/20/60 (k)(o)		7,412	7,316
Series 2011-H03 Class FA, 0.76% 1/20/61 (k)(o)		8,477	8,477
Series 2011-H05 Class FA, 0.76% 12/20/60 (k)(o)		3,550	3,536
Series 2011-H07 Class FA, 0.761% 3/1/61 (k)(o)		7,900	7,900
Series 2004-79 Class FA, 0.5535% 1/20/31 (k)		1,579	1,580
TOTAL U.S. GOVERNMENT AGENCY			128,690
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $127,192)			129,062
Commercial Mortgage Securities - 0.1%

Canary Wharf Finance II PLC Series 3MUK Class C2, 1.3269% 10/22/37 (k)	GBP	1,000	1,010
German Residential Asset Note Distributor PLC Series 1 Class A, 1.252% 7/20/16 (k)	EUR	1,203	1,614
London & Regional Debt Securitisation No. 1 PLC Class A, 0.9775% 10/15/14 (k)	GBP	650	969
REC Plantation Place Ltd. Series 5 Class A, 1.0031% 7/25/16 (Reg. S) (k)	GBP	871	1,300
Silver Maple Investment Co. Ltd. Class 2A, 1.217% 4/30/14 (k)	EUR	700	959
Skyline BV Series 2007-1 Class D, 1.826% 7/22/43 (k)	EUR	1,100	1,402
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $8,364)			7,254
Foreign Government and Government Agency Obligations - 21.4%
		Principal Amount (000s) (d)	Value (000s)
Arab Republic of Egypt:
5.75% 4/29/20 (f)		$ 3,165	$ 3,081
6.875% 4/30/40 (f)		3,145	2,878
Argentine Republic:
discount (with partial capitalization through 12/31/13) 8.28% 12/31/33		8,098	7,208
2.5% 12/31/38 (e)		7,920	3,406
0.4677% 8/3/12 (k)		35,969	34,996
7% 9/12/13		31,000	31,425
7% 10/3/15		20,265	19,096
13.8125% 1/30/14 (k)	ARS	13,800	3,244
Aruba Government 6.4% 9/6/15 (f)		1,271	1,335
Austrian Republic 3.65% 4/20/22	EUR	5,500	7,649
Bahamian Republic 6.95% 11/20/29 (f)		3,095	3,203
Banco Central del Uruguay:
value recovery A rights 1/2/21 (a)(n)		1,000,000	0
value recovery B rights 1/2/21 (a)(n)		750,000	0
Barbados Government 7.25% 12/15/21 (f)		1,956	2,015
Belarus Republic:
8.75% 8/3/15		6,320	5,656
8.95% 1/26/18 (Reg. S)		2,370	2,068
Bermuda Government 5.603% 7/20/20 (f)		1,935	2,032
Brazilian Federative Republic:
5.625% 1/7/41		6,295	6,194
5.875% 1/15/19		2,510	2,774
6% 9/15/13		708	742
7.125% 1/20/37		3,550	4,198
8.75% 2/4/25		2,310	3,124
10.125% 5/15/27		3,250	4,916
12.25% 3/6/30		2,705	4,815
Buenos Aires Province 11.75% 10/5/15 (f)		1,965	2,038
Bulgarian Republic 8.25% 1/15/15 (Reg. S)		2,835	3,299
Canadian Government:
1% 9/1/11	CAD	38,250	39,436
1.75% 3/1/13	CAD	34,000	35,027
2.5% 6/1/15	CAD	28,800	29,643
3.5% 6/1/20	CAD	74,700	77,952
5% 6/1/37	CAD	26,700	32,998
Central Bank of Nigeria warrants 11/15/20 (a)(n)		2,750	495
Colombian Republic:
6.125% 1/18/41		3,515	3,585
7.375% 3/18/19		1,200	1,434
7.375% 9/18/37		6,100	7,229
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Colombian Republic: - continued
10.375% 1/28/33		$ 2,890	$ 4,335
11.75% 2/25/20		2,910	4,387
Congo Republic 3% 6/30/29 (e)		6,061	3,697
Croatia Republic:
6.375% 3/24/21 (f)		3,440	3,452
6.625% 7/14/20 (f)		3,085	3,189
6.75% 11/5/19 (f)		3,985	4,172
Democratic Socialist Republic of Sri Lanka:
6.25% 10/4/20 (f)		4,800	4,674
7.4% 1/22/15 (f)		5,145	5,518
8.25% 10/24/12 (f)		3,410	3,623
Dominican Republic:
1.2713% 8/30/24 (k)		5,383	4,791
7.5% 5/6/21 (f)		3,030	3,091
9.04% 1/23/18 (f)		2,672	2,966
El Salvador Republic:
7.375% 12/1/19 (f)		1,865	2,014
7.625% 2/1/41 (f)		2,045	2,004
7.65% 6/15/35 (Reg. S)		2,935	2,920
7.75% 1/24/23 (Reg. S)		2,400	2,658
8.25% 4/10/32 (Reg. S)		1,435	1,561
Finnish Government 3.5% 4/15/21	EUR	5,600	7,807
French Republic:
OAT 4.5% 4/25/41	EUR	14,775	21,922
2.25% 2/25/16	EUR	8,875	12,178
2.5% 10/25/20	EUR	27,200	35,024
4% 4/25/55	EUR	5,750	7,786
Gabonese Republic 8.2% 12/12/17 (f)		3,225	3,789
Georgia Republic 7.5% 4/15/13		8,690	9,298
German Federal Republic:
1% 12/14/12	EUR	80,650	112,927
1.25% 9/16/11	EUR	9,500	13,476
2% 2/26/16	EUR	6,200	8,516
2.5% 1/4/21	EUR	39,100	51,493
3.25% 7/4/15	EUR	39,850	58,207
3.25% 7/4/42	EUR	13,100	16,701
3.75% 1/4/17	EUR	4,500	6,677
Ghana Republic:
8.5% 10/4/17 (f)		3,040	3,390
14.25% 7/29/13	GHS	3,400	2,283
14.99% 3/11/13	GHS	13,200	8,991
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Ghana Republic: - continued
15.65% 6/3/13	GHS	1,315	$ 909
Hungarian Republic:
4.75% 2/3/15		1,970	1,979
6.25% 1/29/20		3,390	3,439
6.375% 3/29/21		3,362	3,404
7.625% 3/29/41		1,680	1,701
Indonesian Republic:
5.875% 3/13/20 (f)		6,015	6,398
6.625% 2/17/37 (f)		4,025	4,287
6.875% 1/17/18 (f)		3,830	4,337
7.5% 1/15/16 (f)		2,045	2,380
7.75% 1/17/38 (f)		6,585	7,853
8.5% 10/12/35 (Reg. S)		4,790	6,125
11.625% 3/4/19 (f)		6,320	9,069
Islamic Republic of Pakistan 7.125% 3/31/16 (f)		12,060	10,492
Italian Republic:
3% 6/15/15	EUR	59,400	81,892
4.75% 9/1/21	EUR	50,250	70,504
5% 9/1/40	EUR	20,750	26,878
Ivory Coast 2.5% 12/31/32 (c)(e)		5,905	2,775
Japan Government:
0.4% 5/15/11	JPY	4,121,200	49,569
1.1% 6/20/20	JPY	7,422,500	88,934
1.8% 6/20/18	JPY	2,200,000	28,252
1.9% 9/20/30	JPY	3,480,000	40,842
2% 9/20/40	JPY	495,000	5,711
Jordanian Kingdom 3.875% 11/12/15		2,235	2,051
Kingdom Bahrain 5.5% 3/31/20		2,175	2,072
Lebanese Republic 4% 12/31/17		9,272	8,901
Lithuanian Republic:
5.125% 9/14/17 (f)		1,670	1,674
6.125% 3/9/21 (f)		2,105	2,147
6.75% 1/15/15 (f)		4,235	4,616
7.375% 2/11/20 (f)		4,305	4,795
Perusahaan Penerbit SBSN Indonesia 8.8% 4/23/14 (f)		2,160	2,506
Peruvian Republic:
3% 3/7/27 (e)		1,611	1,385
5.625% 11/18/50		5,180	4,675
7.35% 7/21/25		2,635	3,122
8.75% 11/21/33		4,950	6,633
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Philippine Republic:
5.5% 3/30/26		$ 2,035	$ 2,004
6.375% 1/15/32		2,020	2,116
6.375% 10/23/34		2,975	3,116
6.5% 1/20/20		2,960	3,345
9.5% 2/2/30		1,010	1,414
9.5% 2/2/30		1,345	1,883
10.625% 3/16/25		2,315	3,432
Polish Government:
3.875% 7/16/15		1,945	1,962
4% 3/23/21	EUR	9,650	12,440
Provincia de Cordoba 12.375% 8/17/17 (f)		4,690	4,854
Republic of Iraq 5.8% 1/15/28 (Reg. S)		10,900	10,028
Republic of Nigeria 6.75% 1/28/21 (f)		5,555	5,486
Republic of Serbia 6.75% 11/1/24 (f)		24,565	24,688
Russian Federation:
3.625% 4/29/15 (f)		7,100	7,180
5% 4/29/20 (f)		11,000	11,151
7.5% 3/31/30 (Reg. S)		59,291	69,282
11% 7/24/18 (Reg. S)		1,310	1,860
12.75% 6/24/28 (Reg. S)		8,740	15,306
Turkish Republic:
5.625% 3/30/21		4,440	4,535
6% 1/14/41		2,250	2,105
6.75% 4/3/18		6,910	7,714
6.75% 5/30/40		5,740	5,963
6.875% 3/17/36		12,320	13,075
7% 9/26/16		7,190	8,134
7.25% 3/15/15		4,505	5,097
7.25% 3/5/38		8,050	8,915
7.375% 2/5/25		13,955	16,101
7.5% 7/14/17		7,085	8,219
7.5% 11/7/19		5,465	6,360
11.875% 1/15/30		4,915	8,159
UK Treasury GILT:
4.25% 12/7/40	GBP	31,380	49,421
4.25% 12/7/55	GBP	8,600	13,744
5% 3/7/25	GBP	14,700	25,874
UK Treasury GILT 9%, 7/12/11	GBP	59,300	97,338
Ukraine Financing of Infrastructure Projects State Enterprise 8.375% 11/3/17 (f)		3,275	3,455
Foreign Government and Government Agency Obligations - continued
		Principal Amount (000s) (d)	Value (000s)
Ukraine Government:
6.385% 6/26/12 (f)		$ 5,300	$ 5,478
6.75% 11/14/17 (f)		5,725	5,819
6.875% 9/23/15 (f)		3,325	3,441
7.65% 6/11/13 (f)		3,195	3,379
7.75% 9/23/20 (f)		3,430	3,533
7.95% 2/23/21 (f)		3,275	3,373
United Mexican States:
5.125% 1/15/20		6,648	6,914
5.625% 1/15/17		2,978	3,276
5.75% 10/12/10		5,246	4,695
6.05% 1/11/40		12,854	13,143
6.75% 9/27/34		6,070	6,798
7.5% 4/8/33		2,770	3,372
8.3% 8/15/31		2,600	3,445
Uruguay Republic:
6.875% 9/28/25		1,675	1,933
7.875% 1/15/33 pay-in-kind		3,815	4,616
8% 11/18/22		7,512	9,352
Venezuelan Republic:
oil recovery rights 4/15/20 (n)		10,801	300
1.3031% 4/20/11 (Reg. S) (k)		17,701	17,657
6% 12/9/20		4,800	2,844
7% 3/31/38		4,180	2,330
8.5% 10/8/14		5,480	4,987
9% 5/7/23 (Reg. S)		20,260	13,858
9.25% 9/15/27		13,485	9,979
9.25% 5/7/28 (Reg. S)		6,895	4,671
9.375% 1/13/34		6,705	4,526
10.75% 9/19/13		5,598	5,612
12.75% 8/23/22		17,200	14,835
13.625% 8/15/18		9,595	9,211
Vietnamese Socialist Republic:
1.274% 3/12/16 (k)		3,228	3,083
4% 3/12/28 (e)		12,550	10,636
6.75% 1/29/20 (f)		3,350	3,518
6.875% 1/15/16 (f)		3,940	4,236
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,910,825)			1,991,621
Supranational Obligations - 0.1%
		Principal Amount (000s) (d)	Value (000s)
Eurasian Development Bank 7.375% 9/29/14 (f) (Cost $4,280)		$ 4,240	$ 4,648
Common Stocks - 1.2%
	Shares
CONSUMER DISCRETIONARY - 0.2%
Auto Components - 0.0%
Remy International, Inc. (a)	40,800	734
Remy International, Inc. (a)	81,600	1,469
		2,203
Media - 0.2%
Haights Cross Communications, Inc. (a)	8,267	61
Haights Cross Communications, Inc. warrants 3/11/13 (a)	11,481	4
HMH Holdings, Inc. (a)(r)	2,469,644	12,966
HMH Holdings, Inc. warrants 3/9/17 (a)	636,272	318
RDA Holding Co. warrants 2/19/14 (a)(r)	9,559	31
		13,380
TOTAL CONSUMER DISCRETIONARY		15,583
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
New Penhall Holding Co.:
Class A (a)	6,088	685
Class B (a)	2,029	228
		913
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
Alion Science & Technology Corp. warrants 3/15/17 (a)	1,430	7
Airlines - 0.0%
Delta Air Lines, Inc. (a)	20,026	196
Building Products - 0.1%
Nortek, Inc. (a)	266,722	11,469
Nortek, Inc. warrants 12/7/14 (a)	7,154	58
		11,527
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.0%
US Shipping Partners Corp. (a)	12,063	$ 0
US Shipping Partners Corp. warrants 12/31/29 (a)	112,939	0
TOTAL INDUSTRIALS		11,730
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
MagnaChip Semiconductor Corp. (a)(r)	49,030	607
Spansion, Inc. Class A (a)	155,407	2,901
		3,508
MATERIALS - 0.9%
Chemicals - 0.8%
Celanese Corp. Class A	8,316	369
Chemtura Corp. (a)	112,703	1,938
Georgia Gulf Corp. (a)	502,547	18,594
LyondellBasell Industries NV Class A (a)	898,149	35,522
Tronox, Inc. (a)	116,861	16,302
Tronox, Inc.	16,192	2,033
		74,758
Containers & Packaging - 0.0%
Smurfit-Stone Container Enterprises, Inc. (a)	13,526	523
Metals & Mining - 0.1%
Aleris International, Inc. (r)	38,307	2,183
Rathgibson Acquisition Co. LLC Class A (a)(r)	286,500	3,060
		5,243
TOTAL MATERIALS		80,524
UTILITIES - 0.0%
Electric Utilities - 0.0%
Portland General Electric Co.	7,275	173
TOTAL COMMON STOCKS (Cost $77,793)		112,431
Preferred Stocks - 0.5%
	Shares	Value (000s)
Convertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
General Motors Co. 4.75%	309,600	$ 14,923
Nonconvertible Preferred Stocks - 0.4%
FINANCIALS - 0.4%
Diversified Financial Services - 0.4%
GMAC Capital Trust I 8.125%	608,970	15,529
GMAC LLC 7.00% (f)	21,976	20,108
		35,637
TOTAL PREFERRED STOCKS (Cost $42,258)		50,560
Floating Rate Loans (q) - 4.5%
	Principal Amount (000s) (d)
CONSUMER DISCRETIONARY - 1.2%
Auto Components - 0.0%
Remy International, Inc. Tranche B, term loan 6.25% 12/17/16 (k)	$ 254	256
Diversified Consumer Services - 0.2%
ServiceMaster Co.:
term loan 2.771% 7/24/14 (k)	6,250	6,133
Tranche DD, term loan 2.75% 7/24/14 (k)	644	632
Thomson Learning Tranche B, term loan 2.5% 7/5/14 (k)	12,671	12,165
		18,930
Media - 0.6%
Charter Communications Operating LLC Tranche B 1LN, term loan 2.25% 3/6/14 (k)	2,983	2,980
Getty Images, Inc. Tranche B, term loan 5.25% 11/5/16 (k)	4,761	4,803
Univision Communications, Inc. term loan 4.4962% 3/31/17 (k)	42,612	41,600
		49,383
Specialty Retail - 0.4%
Burlington Coat Factory Warehouse Corp. Tranche B, term loan 6.25% 2/23/17 (k)	8,685	8,555
Floating Rate Loans (q) - continued
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Michaels Stores, Inc.:
Tranche B1, term loan 2.5841% 10/31/13 (k)	$ 8,588	$ 8,481
Tranche B2, term loan 4.8341% 7/31/16 (k)	20,172	20,172
		37,208
Textiles, Apparel & Luxury Goods - 0.0%
Levi Strauss & Co. term loan 2.4983% 4/4/14 (k)	1,580	1,543
TOTAL CONSUMER DISCRETIONARY		107,320
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
The Great Atlantic & Pacific Tea Co. Tranche 2 LN, term loan 8.75% 6/14/12 (k)	2,425	2,449
Tobacco - 0.0%
Reynolds Consumer Products Holdings, Inc. Tranche E, term loan 4.25% 2/9/18 (k)	2,450	2,459
TOTAL CONSUMER STAPLES		4,908
FINANCIALS - 0.4%
Diversified Financial Services - 0.1%
Goodman Global Group, Inc. Tranche 1 LN, term loan 5.75% 10/28/16 (k)	4,080	4,110
Real Estate Management & Development - 0.3%
Realogy Corp.:
Credit-Linked Deposit 3.2563% 10/10/13 (k)	739	709
Tranche 2LN, term loan 13.5% 10/15/17	7,315	7,845
Tranche B, term loan 3.3115% 10/10/13 (k)	6,235	5,986
Tranche DD, term loan 3.3115% 10/10/13 (k)	16,251	15,601
		30,141
TOTAL FINANCIALS		34,251
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
DaVita, Inc. Tranche A, term loan 3% 10/20/15 (k)	2,533	2,539
Sunquest Information Systems, Inc. Tranche 1 LN, term loan 6.25% 12/16/16 (k)	2,530	2,562
		5,101
Floating Rate Loans (q) - continued
	Principal Amount (000s) (d)	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - 0.0%
PTS Acquisition Corp. term loan 2.5115% 4/10/14 (k)	$ 2,028	$ 1,964
TOTAL HEALTH CARE		7,065
INDUSTRIALS - 0.6%
Aerospace & Defense - 0.0%
TransDigm, Inc. Tranche B, term loan 4% 2/14/17 (k)	1,741	1,752
Airlines - 0.3%
Northwest Airlines Corp. Tranche A, term loan 2.06% 12/31/18 (k)	9,735	8,567
United Air Lines, Inc. Tranche B, term loan 2.3125% 2/1/14 (k)	12,256	11,934
US Airways Group, Inc. term loan 2.7525% 3/23/14 (k)	10,354	9,500
		30,001
Industrial Conglomerates - 0.3%
Sequa Corp. term loan 3.56% 12/3/14 (k)	12,183	11,940
Tomkins PLC Tranche B, term loan 4.25% 9/21/16 (k)	9,763	9,787
		21,727
Road & Rail - 0.0%
Swift Transportation Co., Inc. Tranche B, term loan 6% 12/21/16 (k)	2,618	2,634
Transportation Infrastructure - 0.0%
Trico Shipping AS term loan:
13.5% 9/21/11	215	215
13.5% 9/21/11	100	100
		315
TOTAL INDUSTRIALS		56,429
INFORMATION TECHNOLOGY - 0.6%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B, term loan 5% 1/14/18 (k)	1,005	1,010
Electronic Equipment & Components - 0.1%
Flextronics International Ltd.:
Tranche B A1, term loan 2.5035% 10/1/14 (k)	976	966
Tranche B A2, term loan 2.4962% 10/1/14 (k)	2,097	2,076
Tranche B A3, term loan 2.511% 10/1/14 (k)	2,446	2,422
Floating Rate Loans (q) - continued
	Principal Amount (000s) (d)	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Flextronics International Ltd.: - continued
Tranche B-A, term loan 2.5105% 10/1/14 (k)	$ 3,397	$ 3,363
Tranche B-B, term loan 2.511% 10/1/12 (k)	3,264	3,240
		12,067
Semiconductors & Semiconductor Equipment - 0.4%
Freescale Semiconductor, Inc. term loan 4.511% 12/1/16 (k)	21,884	21,666
NXP BV term loan 4.5% 3/7/17 (k)	5,935	5,987
Spansion, Inc. term loan 6.25% 2/9/15 (k)	6,490	6,555
		34,208
Software - 0.1%
Kronos, Inc.:
Tranche 1LN, term loan 2.057% 6/11/14 (k)	11,676	11,560
Tranche 2LN, term loan 6.057% 6/11/15 (k)	1,790	1,781
		13,341
TOTAL INFORMATION TECHNOLOGY		60,626
MATERIALS - 0.4%
Chemicals - 0.2%
Momentive Performance Materials, Inc. Tranche B1, term loan 3.75% 5/15/15 (k)	14,890	14,890
Construction Materials - 0.1%
Fairmount Minerals Ltd. Tranche B, term loan 5.25% 3/15/17 (k)	8,475	8,496
Containers & Packaging - 0.1%
Berry Plastics Holding Corp. Tranche C, term loan 2.314% 4/3/15 (k)	8,772	8,399
Metals & Mining - 0.0%
Walter Energy, Inc. Tranche B, term loan 4% 3/4/18 (k)	1,530	1,541
Paper & Forest Products - 0.0%
White Birch Paper Co.:
term loan 12% 9/30/11 (k)	308	304
Tranche DD, term loan 6.7163% 9/30/11 (k)(p)	107	106
		410
TOTAL MATERIALS		33,736
Floating Rate Loans (q) - continued
	Principal Amount (000s) (d)	Value (000s)
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Digicel International Finance Ltd. term loan 2.8125% 3/30/12 (k)	$ 636	$ 633
Intelsat Jackson Holdings Ltd. term loan 3.3031% 2/1/14 (k)	20,890	20,498
Intelsat Jackson Holdings SA Tranche B, term loan 5.25% 4/2/18 (k)	17,615	17,770
		38,901
UTILITIES - 0.8%
Electric Utilities - 0.8%
Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings Finance, Inc.:
Tranche B1, term loan 3.759% 10/10/14 (k)	24,924	20,968
Tranche B2, term loan 3.7834% 10/10/14 (k)	30,558	25,745
Tranche B3, term loan 3.759% 10/10/14 (k)	35,138	29,559
		76,272
TOTAL FLOATING RATE LOANS (Cost $378,071)		419,508
Sovereign Loan Participations - 0.1%

Indonesian Republic loan participation:
- Citibank 1.25% 12/14/19 (k)	6,979	6,455
- Goldman Sachs 1.25% 12/14/19 (k)	3,975	3,677
1.25% 12/14/19 (k)	473	437
TOTAL SOVEREIGN LOAN PARTICIPATIONS (Cost $9,537)		10,569
Fixed-Income Funds - 2.5%
	Shares
Fidelity Floating Rate Central Fund (l) (Cost $159,903)	2,249,259	229,649
Preferred Securities - 0.2%
	Principal Amount (000s) (d)	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Net Servicos de Comunicacao SA 9.25% (f)(g)	$ 14,830	$ 15,079
TOTAL PREFERRED SECURITIES (Cost $14,403)		15,079
Other - 0.0%
	Shares
Other - 0.0%
Idearc, Inc. Claim (a) (Cost $0)	1,675,371	0
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.16% (b) (Cost $310,839)	310,839,486	310,839
Cash Equivalents - 0.2%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 0.11%, dated 3/31/11 due 4/1/11 (Collateralized by U.S. Treasury Obligations) # (Cost $19,483)	$ 19,483	19,483
TOTAL INVESTMENT PORTFOLIO - 103.1% (Cost $9,065,754)		9,576,039
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(289,374)
NET ASSETS - 100%		$ 9,286,665
Currency Abbreviations
ARS	-	Argentine peso
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
GHS	-	Ghana Cedi
JPY	-	Japanese yen
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Non-income producing - Security is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,699,745,000 or 18.3% of net assets.

(g) Security is perpetual in nature with no stated maturity date.

(h) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $157,211,000 or 1.7% of net assets.

(i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(j) A portion of the security is subject to a forward commitment to sell.
(k) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(l) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(m) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(n) Quantity represents share amount.
(o) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(p) Position or a portion of the position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $56,000 and $56,000, respectively.

(q) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

(r) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $18,847,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Aleris International, Inc.	6/1/10	$ 1,341
HMH Holdings, Inc.	5/2/08 - 3/9/10	$ 24,975
MagnaChip Semiconductor Corp.	10/26/06 - 11/9/09	$ 705
Rathgibson Acquisition Co. LLC Class A	6/9/10	$ 1,520
RDA Holding Co. warrants 2/19/14	2/27/07	$ 3,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$19,483,000 due 4/01/11 at 0.11%
BNP Paribas Securities Corp.	$ 8,583
Barclays Capital, Inc.	7,456
Merrill Lynch, Pierce, Fenner & Smith, Inc.	3,444
$ 19,483
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 138
Fidelity Floating Rate Central Fund	2,855
Total	$ 2,993
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 278,657	$ -	$ 55,044	$ 229,649	7.8%
Other Information

The following is a summary of the inputs used, as of March 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 30,506	$ 17,126	$ 12,966	$ 414
Financials	36,550	15,529	20,108	913
Industrials	11,730	11,723	-	7
Information Technology	3,508	2,901	607	-
Materials	80,524	73,248	4,216	3,060
Utilities	173	173	-	-
Corporate Bonds	3,727,888	-	3,719,124	8,764
U.S. Government and Government Agency Obligations	2,108,289	-	2,108,289	-
U.S. Government Agency - Mortgage Securities	434,016	-	434,016	-
Asset-Backed Securities	5,143	-	5,143	-
Collateralized Mortgage Obligations	129,062	-	129,062	-
Commercial Mortgage Securities	7,254	-	7,254	-
Foreign Government and Government Agency Obligations	1,991,621	-	1,987,664	3,957
Supranational Obligations	4,648	-	4,648	-
Floating Rate Loans	419,508	-	419,508	-
Sovereign Loan Participations	10,569	-	10,569	-
Fixed-Income Funds	229,649	229,649	-	-
Preferred Securities	15,079	-	15,079	-
Other	-	-	-	-
Money Market Funds	310,839	310,839	-	-
Cash Equivalents	19,483	-	19,483	-
Total Investments in Securities:	$ 9,576,039	$ 661,188	$ 8,898,736	$ 17,115
Other Financial Instruments:
Forward Commitments	$ 164	$ -	$ 164	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 13,448
Total Realized Gain (Loss)	(2,889)
Total Unrealized Gain (Loss)	3,969
Cost of Purchases	-
Proceeds of Sales	(6,310)
Amortization/Accretion	(6)
Transfers in to Level 3	9,319
Transfers out of Level 3	(416)
Ending Balance	$ 17,115
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at March 31, 2011	$ 1,082

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At March 31, 2011, the cost of investment securities for income tax purposes was $8,998,691,000. Net unrealized appreciation aggregated $577,348,000, of which $711,641,000 related to appreciated investment securities and $134,293,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, floating rate loans, foreign government and government agency obligations, preferred securities, supranational obligations, U.S. government and government agency obligations, and sovereign loan participations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	May 31, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	May 31, 2011